Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Schedule of future minimum payments under non-cancellable operating leases	As of December 31, 2017, future minimum payments under non-cancellable operating leases consist of the following:
Office rental
RMB

2018	34,002
2019	10,030
2020	7,344
2021 and after	404
51,780